UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21502

RMR HOSPITALITY AND REAL ESTATE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Hospitality and Real Estate Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan

State Street Bank and Trust Company

  2 Avenue De Lafayette, 6th Floor

Boston, Massachusetts 02111

Elizabeth Watson, Esq.

State Street Bank and Trust Company

 2 Avenue De Lafayette, 6th Floor

Boston, Massachusetts 02111

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of investments.

RMR Hospitality and Real Estate Fund

Portfolio of Investments – September 30, 2007 (unaudited)

Company	Shares	Value

Common Stocks – 92.3%
Real Estate Investment Trusts – 84.7%
Apartments – 2.9%
Associated Estates Realty Corp.	5,600	$73,024
BRE Properties, Inc.	6,000	335,580
Equity Residential	8,000	338,880
Essex Property Trust, Inc.	2,000	235,140
Home Properties, Inc.	10,500	547,890
		1,530,514
Diversified – 17.1%
CapLease, Inc.	41,404	424,391
Colonial Properties Trust	55,900	1,917,370
Cousins Properties, Inc.	10,000	293,600
Franklin Street Properties Corp.	3,000	51,750
iStar Financial, Inc.	6,000	203,940
Lexington Corporate Properties Trust	128,800	2,577,288
Liberty Property Trust	20,000	804,200
Mission West Properties, Inc.	3,000	36,450
National Retail Properties, Inc.	105,850	2,580,623
Washington Real Estate Investment Trust	300	9,954
		8,899,566
Health Care – 14.1%
HCP, Inc.	16,770	556,261
Health Care REIT, Inc.	75,740	3,350,738
Medical Properties Trust, Inc.	36,020	479,786
Nationwide Health Properties, Inc.	86,000	2,591,180
OMEGA Healthcare Investors, Inc.	7,700	119,581
Universal Health Realty Income Trust	7,600	270,028
		7,367,574
Hospitality – 16.6%
Ashford Hospitality Trust, Inc.	140,000	1,407,000
Entertainment Properties Trust	18,800	955,040
Equity Inns, Inc.	62,200	1,404,476
FelCor Lodging Trust, Inc.	20,000	398,600
Hersha Hospitality Trust	38,100	377,190
Host Hotels & Resorts, Inc.	34,000	762,960
LaSalle Hotel Properties	11,200	471,296
Strategic Hotels & Resorts, Inc.	12,000	247,080
Sunstone Hotel Investors, Inc.	23,000	589,720
Supertel Hospitality, Inc.	267,130	2,014,160
		8,627,522
Industrial – 10.1%
AMB Property Corp.	1,000	59,810
DCT Industrial Trust, Inc.	16,600	173,802
EastGroup Properties, Inc.	6,000	271,560
First Industrial Realty Trust, Inc.	104,160	4,048,699
ProLogis	11,000	729,850
		5,283,721
Manufactured Homes – 0.4%
Sun Communities, Inc.	7,100	213,568
Mortgage – 3.6%
Abingdon Investment, Ltd. (a)	200,000	1,766,000
JER Investors Trust, Inc.	10,000	124,500
		1,890,500

See notes to portfolio of investments.

Company	Shares	Value

Common Stocks – continued
Real Estate Investment Trusts – continued
Office – 10.6%
American Financial Realty Trust	121,500	$978,075
Brandywine Realty Trust	49,400	1,250,314
Corporate Office Properties Trust	11,500	478,745
Douglas Emmett, Inc.	8,300	205,259
Highwoods Properties, Inc.	45,000	1,650,150
Parkway Properties, Inc.	22,200	979,908
		5,542,451
Retail – 6.0%
Developers Diversified Realty Corp.	2,000	111,740
Equity One, Inc.	3,000	81,600
Glimcher Realty Trust	27,400	643,900
Pennsylvania Real Estate Investment Trust	20,000	778,800
Ramco-Gershenson Properties Trust	6,000	187,440
Realty Income Corp.	27,200	760,240
Simon Property Group, Inc.	3,000	300,000
Tanger Factory Outlet Centers, Inc.	5,000	202,950
Urstadt Biddle Properties, Inc.	2,900	44,863
		3,111,533
Specialty – 1.8%
Getty Realty Corp.	34,000	924,800
Storage – 1.5%
Sovran Self Storage, Inc.	8,100	371,304
U-Store-It Trust	29,100	384,120
		755,424
Total Real Estate Investment Trusts (Cost $39,854,814)		44,147,173
Other – 7.6%
American Capital Strategies, Ltd.	3,500	149,555
Brookfield Properties Corp.	5,000	124,500
Hilton Hotels Corp.	35,000	1,627,150
Iowa Telecommunication Services, Inc.	20,800	412,880
MCG Capital Corp.	11,000	158,290
Seaspan Corp.	33,400	1,098,860
Wyndham Worldwide Corp. (b)	11,000	360,360
Total Other (Cost $3,304,358)		3,931,595
Total Common Stocks (Cost $43,159,172)		48,078,768
Preferred Stocks – 43.0%
Real Estate Investment Trusts – 42.6%
Apartments – 1.1%
Apartment Investment & Management Co., Series U	24,000	591,600
Diversified – 1.9%
Digital Realty Trust, Inc., Series A	15,000	383,400
LBA Realty LLC, Series B	30,000	601,500
		984,900
Health Care – 5.0%
Health Care REIT, Inc., Series F	40,000	988,800
Health Care REIT, Inc., Series G	20,000	630,000
LTC Properties, Inc., Series F	40,000	970,400
		2,589,200

See notes to portfolio of investments.

Company	Shares or Principal Amount	Value

Preferred Stocks – continued
Real Estate Investment Trusts – continued
Hospitality – 26.8%
Ashford Hospitality Trust, Series A	46,000	$1,086,750
Ashford Hospitality Trust, Series D	70,000	1,631,000
Eagle Hospitality Properties Trust, Inc., Series A	28,000	504,000
FelCor Lodging Trust, Inc., Series C	60,000	1,425,000
Hersha Hospitality Trust, Series A	44,000	1,042,800
Host Marriott Corp., Series E	100,000	2,562,500
Innkeepers USA Trust, Series C	27,000	432,000
LaSalle Hotel Properties, Series D	50,000	1,136,500
LaSalle Hotel Properties, Series E	62,200	1,525,144
LaSalle Hotel Properties, Series G	10,000	222,100
Strategic Hotels & Resorts, Inc., Series A	10,000	241,000
Strategic Hotels & Resorts, Inc., Series C	40,000	948,000
Sunstone Hotel Investors, Inc., Series A	50,000	1,182,500
		13,939,294
Office – 6.3%
Alexandria Real Estate Equities, Inc., Series C	60,000	1,506,000
SL Green Realty Corp., Series D	70,000	1,765,400
		3,271,400
Retail – 1.5%
Cedar Shopping Centers, Inc., Series A	32,000	808,320
Total Real Estate Investment Trusts (Cost $23,015,885)		22,184,714
Other – 0.4%
Hilltop Holdings, Inc., Series A	9,600	218,592
Total Other (Cost $201,581)		218,592
Total Preferred Stocks (Cost $23,217,466)		22,403,306
Debt Securities – 9.9%
Hospitality – 9.9%
American Real Estate Partners LP, 8.125%, 06/01/2012	$2,000,000	1,982,500
FelCor Lodging LP, 8.50%, 06/01/2011 (c)	1,600,000	1,688,000
Six Flags, Inc., 9.75%, 04/15/2013	1,760,000	1,491,600
Total Debt Securities (Cost $5,264,296)		5,162,100
Other Investment Companies – 6.4%
Alpine Total Dynamic Dividend Fund	36,600	719,190
Cohen & Steers Premium Income Realty Fund, Inc.	6,962	147,594
Cohen & Steers REIT and Preferred Income Fund, Inc.	14,500	363,660
Eaton Vance Enhanced Equity Income Fund II	15,700	300,812
LMP Real Estate Income Fund, Inc.	26,879	530,591
Neuberger Berman Real Estate Securities Income Fund, Inc.	28,250	435,333
Neuberger Berman Realty Income Fund, Inc.	22,500	468,675
The Zweig Total Return Fund, Inc.	72,000	350,640
Total Other Investment Companies (Cost $3,315,332)		3,316,495
Short-Term Investments – 2.3%
Other Investment Companies – 2.3%
Dreyfus Cash Management, Institutional Shares, 5.18% (d) (Cost $1,220,445)	1,220,445	1,220,445
Total Investments – 153.9% (Cost $76,176,711) (e)		80,181,114
Other assets less liabilities – (0.2)%		(76,721)
Preferred Shares, at liquidation preference – (53.7)%		(28,000,000)
Net Assets applicable to common shareholders – 100%		$52,104,393

See notes to portfolio of investments.

Notes to Portfolio of Investments
(a)	144A securities. Securities restricted for resale to Qualified Institutional Buyers (3.4% of net assets).
(b)	A hospitality company.
(c)	Also a Real Estate Investment Trust.
(d)	Rate reflects 7 day yield as of September 30, 2007.
(e)

Although subject to adjustments to the extent 2007 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of September 30, 2007, are as follows:

Cost	$76,176,711

Gross unrealized appreciation	$7,036,765
Gross unrealized depreciation	(3,032,362)
Net unrealized appreciation	$4,004,403

Reference should be made to the Fund’s financial statements for the year ended December 31, 2006, and six months ended June 30, 2007, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR HOSPITALITY AND REAL ESTATE FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 9, 2007

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 9, 2007